Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	$ 5,423
Additions	33,019	$ 811
Net book value at ending of the year	158,924	5,423
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	19,889	20,222
Adjustment on adoption of IFRS 16		296
Restated balance at January 1, 2019	20,185
50% of Minera Exar fixed assets	124,752
Additions	33,019	811
Disposal of fixed assets	(60)	(1,144)
Reclassification to assets held for sale	(18,857)
Net book value at ending of the year	161,149	19,889
Capitalization of interest	2,110
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	14,466	2,152
Depreciation for the year	1,126	1,210
Disposal of fixed assets	(50)	(476)
50% of Minera Exar accumulated depreciation	1,260
Write down/Impairment		11,580
Reclassification to assets held for sale	(14,577)
Net book value at ending of the year	2,225	14,466
Cauchari-Olaroz Project
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at ending of the year	156,854
Cauchari-Olaroz Project | Cost
Disclosure Of Property Plant And Equipment [Line Items]
50% of Minera Exar fixed assets	124,752
Additions	31,447
Net book value at ending of the year	158,309
Capitalization of interest	2,110
Cauchari-Olaroz Project | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation for the year	195
50% of Minera Exar accumulated depreciation	1,260
Net book value at ending of the year	1,455
Land
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	386
Net book value at ending of the year		386
Land | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	386	386
Restated balance at January 1, 2019	386
Reclassification to assets held for sale	(386)
Net book value at ending of the year		386
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,308
Net book value at ending of the year		1,308
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,143	2,143
Restated balance at January 1, 2019	2,143
Reclassification to assets held for sale	(2,143)
Net book value at ending of the year		2,143
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	835	183
Depreciation for the year	75	107
Write down/Impairment		545
Reclassification to assets held for sale	(910)
Net book value at ending of the year		835
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	3,207
Net book value at ending of the year	754	3,207
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,066	5,562
Restated balance at January 1, 2019	5,066
Additions	526	624
Disposal of fixed assets		(1,120)
Reclassification to assets held for sale	(4,641)
Net book value at ending of the year	951	5,066
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,859	783
Depreciation for the year	425	406
Disposal of fixed assets		(476)
Write down/Impairment		1,146
Reclassification to assets held for sale	(2,087)
Net book value at ending of the year	197	1,859
Organoclay Plant | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	11,471	11,495
Restated balance at January 1, 2019	11,471
Disposal of fixed assets		(24)
Reclassification to assets held for sale	(11,471)
Net book value at ending of the year		11,471
Organoclay Plant | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	11,471	1,006
Depreciation for the year		576
Write down/Impairment		9,889
Reclassification to assets held for sale	(11,471)
Net book value at ending of the year		11,471
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	522
Net book value at ending of the year	1,316	522
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	823	636
Adjustment on adoption of IFRS 16		296
Restated balance at January 1, 2019	1,119
Additions	1,046	187
Disposal of fixed assets	(60)
Reclassification to assets held for sale	(216)
Net book value at ending of the year	1,889	823
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	301	180
Depreciation for the year	431	121
Disposal of fixed assets	(50)
Reclassification to assets held for sale	(109)
Net book value at ending of the year	$ 573	$ 301